General and Administrative	12 Months Ended
Mar. 31, 2023
General and Administrative [Abstract]
General and administrative

19. General and administrative

	2023	2022	2021
	US$	US$	US$
		(restated)	(restated)
Professional fees	772,572	584,055	168,862
Wages and benefits	707,625	530,912	438,259
Director fees	373,417	108,281	—
Travelling expenses	8,368	4,979	9,310
Depreciation of property and equipment	2,887	64,977	—
Depreciation of right of use assets	85,476	90,327	—
Meals and entertainment	117,577	1,784	9,964
Share-based compensation	1,045,315	1,468,800	—
Office expenses	40,410	77,095	—
Insurance costs	231,128	260,213	—
Other	151,317	47,541	13,400
Total	3,536,092	3,238,964	639,795